Certain Balance Sheet Accounts (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment	Depreciation and amortization are calculated using the straight-line method over the estimated economic useful lives of the assets or, for leasehold improvements, over the shorter of the estimated economic useful life or related lease terms as follows:

Furniture and fixtures	3-7 years
Leasehold improvements	2-5 years
Software	2-3 years
Tooling and manufacturing equipment	3 years
Computer equipment	2 years
Property and equipment consisted of the following as of:

	December 31, 2021	December 31, 2020
Tooling and manufacturing equipment	$2,333	$1,731
Furniture and fixtures	579	569
Computer equipment	625	214
Software	213	213
Leasehold improvements	26	9
Total property and equipment	3,776	2,736
Less accumulated depreciation and amortization	(1,906)	(1,018)
Property and equipment, net	$1,870	$1,718

Schedule of Accrued Warranty
Changes in accrued warranty were as follows:

	For the Year Ended December 31,
	2021	2020
Accrued warranty, beginning of period	$924	$378
Provision for warranties issued during the period	584	1,840
Settlements of warranty claims during the period	(847)	(1,294)
Accrued warranty, end of period	$661	$924